UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09607

Fairholme Funds, Inc.
(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor
Miami, FL 33137
(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz
4400 Biscayne Blvd., 9th Floor
Miami, FL 33137
(Name and address of agent for service)

registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

VALUE OF $10,000 INVESTED AT INCEPTION (UNAUDITED)
THE FAIRHOLME FUND VS. THE S&P 500 INDEX

The chart above covers the period from inception of The Fairholme Fund (the “Fund”) (December 29, 1999) to the end of the most recent fiscal semi-annual period (May 31, 2009).

The following notes pertain to the chart above as well as the performance table included in the Management Discussion and Analysis that follows the Portfolio Manager’s Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. Any questions you have, including obtaining the latest month-end performance, can be answered by calling the Fund at 1-866-202-2263 or by visiting the Fund’s website at www.fairholmefunds.com.

Data for both the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

THE FAIRHOLME FUND
PORTFOLIO MANAGER’S REPORT
For the Six Months Ended June 30, 2009

This Portfolio Manager’s Report is based on calendar year performance and precedes a more formal Management Discussion & Analysis. Opinions of the Portfolio Manager are intended as such, and not as statements of fact requiring attestation. All references to portfolio investments are as of the latest public filing of the Fund’s holdings at the time of publication. Mutual fund investing involves risks including loss of principal. Performance information quoted herein represents past performance and is not a guarantee of future results. The investment return and principal values of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance information quoted within. The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee, which if imposed, would reduce returns. Any questions you have regarding the latest month-end performance can be obtained by calling shareholder services at 1-866-202-2263 or by visiting the Fund’s website at www.fairholmefunds.com. Additional information regarding the risks of investing in the Fund may be found in the Fund’s current Prospectus and Statement of Additional Information. The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the U.S. equity market in general. Investors cannot invest directly in an index. Please refer to the back cover of this document for additional important disclosures.

July 29, 2009

To the Shareholders and Directors of the Fairholme Fund:

Below is a comparison of the Fund’s unaudited performance (after expenses) with that of the S&P 500 Index (before expenses), both with dividends and distributions reinvested, for the period ending June 30, 2009:

					Since
	Six	One	Three	Five	Inception
Performance to 6/30/09	Months	Year	Years	Years	12/29/1999
Cumulative:
The Fairholme Fund	16.21%	-13.18%	-1.65%	44.21%	195.07%
S&P 500 Index	3.16%	-26.21%	-22.70%	-10.72%	-25.55%

Annualized:
The Fairholme Fund		-13.18%	-0.55%	7.60%	12.06%
S&P 500 Index		-26.21%	-8.22%	-2.24%	-3.06%

The Fund’s Expense Ratio at May 31, 2009 is 1.00%.

In the Fund’s current prospectus dated March 17, 2009, the Fund’s Expense Ratio is 1.02%.

THE FAIRHOLME FUND
PORTFOLIO MANAGER’S REPORT (Continued)
For the Six Months Ended June 30, 2009

In the first half of 2009, The Fairholme Fund earned a total return of 16.21% versus the S&P 500 Index return of 3.16%. This was a period of sharp market moves to say the least. From the end of December to early March, the S&P 500 sank 25%. Then, from March 9 through June 12, the index surged 40%. The index then declined in the last two weeks of June, leaving the index slightly positive for the six-month period.

We were able to outperform in the past six months as well as in the trailing one- , three- , and five-year periods because our policy is always to keep adequate cash on hand. Cash is defensive when the market goes into a tailspin. Cash also allows us to be opportunistic in snapping up stocks that get unfairly battered. When panic sets in, as it did many times over the last year, some market participants are forced to sell without regard to price.

Cheap stocks are not necessarily good investments. A cheap stock can become cheaper, as was proven over and over again over the past twelve months. Many once-unassailable blue-chip stocks were brought to their knees. World-class banks and financial companies required government assistance to weather the maelstrom. General Motors went through bankruptcy, which would have been unthinkable a decade ago.

Successful investing is about getting much more cash over time than you give. Buying cheap relative to expected cash flows is half the battle. Today, even though the market is up significantly from the March lows, the investments we own appear undervalued reflecting the market’s hangover from years of irrational exuberance.

For sure, it will take a long time to repair the damaged balance sheets of individuals, corporations and entire nations. Still, we are hopeful that the global economy is on the mend. One of our canaries in the economic coal mine is Hertz Global Holdings. In a June 25 interview on CNBC, Hertz CEO Mark Frissora said

“we’ve seen continuous improvement every single week for the last 10 weeks in the US rent-a-car space on improving demand for the summer season. We’ve been buying a lot of cars the last eight weeks…. We’re scrambling to buy as many cars as we can.” Others are beginning to chirp, but are less sanguine.

At this time, healthcare and defense remain significant sectors for the Fund. We believe many companies in these sectors are undervalued as they offer essential services and products, have few if any substitutes and have strong cash flows. What’s more, their margins are high enough to assure a steady stream of profits but not so high as to draw in competitors. We believe they are in the sweet spot.

THE FAIRHOLME FUND
PORTFOLIO MANAGER’S REPORT (Continued)
For the Six Months Ended June 30, 2009

Since our start about nine and a half years ago through June 30, 2009, the Fund has appreciated at an average annualized rate of 12.06% compared to an average annualized loss of 3.06% for the S&P 500 Index. A $10,000 investment at The Fairholme Fund’s inception has grown to $29,507 after expenses while $10,000 invested in the S&P 500 Index for the same period has shrunk to $7,445 before expenses.

The Fund’s tenets are as always: Vigilance, Focus, Commitment and Value. Numerous shareholders have entrusted the Fund with much of their long-term investments and defending this principal against permanent loss remains our number one priority. To hammer this home, the Managing Member of Fairholme Capital Management, LLC has the lion’s share of his family’s long-term investments in The Fairholme Fund on the same terms and conditions as all the other shareholders.

In September, Fairholme will hold a semi-annual conference call and webcast for shareholders. Please visit www.fairholmefunds.com for the details.

Thank you for your continued support and trust,

FAIRHOLME CAPITAL MANAGEMENT, LLC

THE FAIRHOLME FUND
MANAGEMENT DISCUSSION & ANALYSIS
For the Six Months Ended May 31, 2009

At May 31, 2009, the end of the second fiscal quarter of 2009, the unaudited net asset value (“NAV”) attributable to the 331,990,660 shares outstanding of The Fairholme Fund (the “Fund”) was $24.48 per share. This compares with an audited NAV of $20.95 per share at November 30, 2008, and an unaudited NAV of $33.54 per share at May 31, 2008. At June 30, 2009, the unaudited NAV was $25.38 per share. Performance figures below are shown as of the end of the Fund’s second fiscal quarter at May 31, 2009 and do not match calendar year figures for the period ended June 30, 2009 cited in the Portfolio Manager’s Report.

					Since
Performance	Six	One	Three	Five	Inception
to 5/31/09	Months	Year	Years	Years	12/29/1999
Cumulative:
The Fairholme Fund	19.84%	-25.14%	-5.24%	39.17%	184.61%
S&P 500 Index	4.05%	-32.57%	-22.75%	-9.16%	-25.70%

Annualized:
The Fairholme Fund		-25.14%	-1.78%	6.83%	11.74%
S&P 500 Index		-32.57%	-8.24%	-1.90%	-3.10%

For the six months ended May 31, 2009, the Fund outperformed the S&P 500 by 15.79 percentage points while over the last year the Fund outperformed the S&P 500 by 7.43 percentage points. From inception, the Fund outperformed the S&P 500 Index by an average annual rate of 14.81 or, on a cumulative basis, by 210.31 over nine years and five months.

In the opinion of Fairholme Capital Management, LLC (“Manager” or “Management”), performance over short intervals is likely to be less meaningful than a comparison of longer periods. Further, shareholders should note that the S&P 500 Index is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare the Fund’s performance to that of an unmanaged and diversified index of 500 large U.S. corporations.

The following charts show the top ten disclosed holdings by issuer and top ten disclosed holdings’ categories of the Fund at May 31, 2009, listed by their percentage of the Fund’s net assets. Portfolio holdings are subject to change without notice.

THE FAIRHOLME FUND
MANAGEMENT DISCUSSION & ANALYSIS (Continued)
For the Six Months Ended May 31, 2009

Top Ten Holdings by Issuer*		Top Ten Categories
(% of Net Assets)		(% of Net Assets)
Pfizer, Inc.	14.3%	Pharmaceuticals	18.9%
Sears Holdings Corp.	8.8%	Cash and Cash Equivalents**	17.2%
Hertz Global Holdings, Inc.	6.8%	Managed Health Care	11.1%
The St. Joe Co.	6.7%	Aerospace & Defense	10.4%
AmeriCredit Corp.	5.5%	Commercial Services & Supplies	10.0%
Forest Laboratories, Inc.	4.6%	Retail Department Stores	8.8%
WellPoint, Inc.	4.3%	Consumer Finance	8.7%
United Rental, Inc.	3.3%	Real Estate Management &
Spirit Aerosystems		Development	6.7%
Holdings, Inc., Class A	3.2%	Diversified Holding Companies	3.0%
Leucadia National Corp.	3.0%	Oil & Gas Drilling	2.3%
	60.5%		97.1%

*	Excludes cash, money market funds, and U.S. Treasury Bills
**	Includes money market funds and U.S. Treasury Bills

During the first six months of the 2009 fiscal year, the Fund initiated positions in the following disclosed investment:

Loan Participations and Assignments
Spanish Broadcasting System, Inc. Tranche B Loan 2.970%, 06/10/2012

The Fund also increased and decreased existing portfolio holdings. Such changes may not appear obvious due to additions or withdrawals of capital as a result of Fund share purchases or redemptions.

During the first six months of the fiscal year, the Fund materially disposed of holdings in the following investments:

Common Stocks
Canadian Natural Resources Ltd.	Mueller Water Products, Inc.
DISH Network Corp.	Jefferies Group, Inc.
EchoStar Corp.

Corporate Bonds
FMG Finance Pty Ltd. 10.00%, 09/01/2013

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (Continued)
For the Six Months Ended May 31, 2009

Not all dispositions or additions to the portfolio are material, and, while the Fund and its Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Fund’s Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular corporation and its industry, and not on short-term price movements. However, certain strategies of the Manager in carrying out the Fund’s investment policies may result in shorter holding periods. Investors are further cautioned not to rely on short-term results, both with respect to profits and losses on any individual investment in the Fund, as well as with respect to Fund shares themselves.

Securities whose market value increases significantly affected the Fund’s overall portfolio value (including realized and unrealized gains) for the first six months of the fiscal year included holdings in the following investments:

Common Stocks
American Express Co.	Sears Holdings Corp.
AmeriCredit Corp.	Spirit Aerosystems Holdings, Inc.
Ensign Energy Services, Inc.	The St. Joe Co.
Hertz Global Holdings, Inc.	UnitedHealth Group, Inc.
Northrop Grumman Corp.	WellPoint, Inc.

Corporate Bonds
The Hertz Corp.	United Rentals, Inc.
8.875%, 01/01/2014	7.750%, 11/15/2013

Securities whose market value declines significantly affected the Fund’s overall portfolio value (including realized and unrealized losses) for the first six months of the fiscal year included holdings in the following investment:

Common Stocks
Mueller Water Products, Inc.

The fact that securities decline in value does not always indicate that the Manager believes these securities to be less attractive — in fact, the Manager believes that some price declines present buying opportunities. However, shareholders are cautioned that it is possible that some securities mentioned

THE FAIRHOLME FUND
MANAGEMENT DISCUSSION & ANALYSIS (Continued)
For the Six Months Ended May 31, 2009

in this discussion may no longer be owned by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities and the Fund may invest a significant portion of its assets in liquid, low-risk securities or cash. The Fund’s Manager views such liquidity as a strategic asset and may invest a significant portion of its cash and liquid assets in other more risky securities at any time, particularly under situations where markets are weak or a particular industry’s securities decline sharply. At May 31, 2009, the Fund’s liquidity (consisting of cash, money market funds, and U.S. Treasury Bills) represented 17.2% of Fund assets. It should be noted that since inception, the Fund has held, on average, a significant percentage of assets in liquid low-risk securities or cash without, in the opinion of the Manager, negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by the Fund’s liquidity.

The Fund’s Management, Board, and Manager are aware that large cash inflows may adversely affect Fund performance. However, Management of the Fund, after consulting with the Fund’s Manager, does not believe that inflows have negatively affected performance. To the contrary, the Manager believes that such cash inflows have helped the Fund make opportunistic investments. Management and the Board monitor cash inflows and outflows and intend, after consultation with the Fund’s Manager, to take appropriate actions if they believe future performance is likely to be negatively impacted by net inflows. As of the date of this report, no such actions are contemplated.

The Fund transacts in non-U.S. securities and securities of corporations domiciled outside of the United States. It is the intent of the Fund to have the Manager employ a consistent value-based investment philosophy which may expose the Fund to risk of adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Prospectus and Statement of Additional Information.

The Fund is also considered to be “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund. The Fund may also have a greater percentage of its assets invested in particular industries than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single corporation.

THE FAIRHOLME FUND
MANAGEMENT DISCUSSION & ANALYSIS (Continued)
For the Six Months Ended May 31, 2009

The independent Directors of the Board continue to believe that it is in the best interests of the Fund’s shareholders to have Mr. Berkowitz serve as Chairman of the Board given: his experience, commitment, and significant personal investment in the Fund; the present constitution of the Fund’s Board and policies; and current rules and regulations. At May 31, 2009: a majority of the Board is by statute independent of the Manager; no stock option or restricted stock plans exist; Officers receive no direct compensation from the Fund; and Directors who are also employees of the Manager receive no compensation for being Directors.

The Officers and Directors (and their affiliates) of the Fund continue to have a significant and increasing personal stake in the Fund, holding an aggregate 3,513,000 shares with a value of $85,998,240 at May 31, 2009. While there is no requirement that Officers and Directors own shares of the Fund, the Officers and Directors believe that such holdings help to align the interests of the Fund’s Management and the Board with those of the Fund’s shareholders. Since inception, the Fund has been advised by Fairholme Capital Management, LLC. Certain Directors and Officers of Fairholme Funds, Inc. are also Members and Officers of Fairholme Capital Management, LLC or FCM Services, Inc., a wholly owned subsidiary of Fairholme Capital Management, LLC. For more complete information about the Fund, or to obtain a current prospectus, please visit www.fairholmefunds.com or call 1-866-202-2263.

THE FAIRHOLME FUND
EXPENSE EXAMPLE
May 31, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, which may include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on shares redeemed within 60 days of purchase), and wire transfer fees. As a shareholder, you also incur indirect costs, such as the management fee paid to the Manager of the Fund.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example below is based on an investment of $1,000 invested in the Fund at December 1, 2008 and held for the entire six month period ending May 31, 2009.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

THE FAIRHOLME FUND
EXPENSE EXAMPLE (Continued)
May 31, 2009 (Unaudited)

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, does not reflect any direct costs, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

			Expenses Paid
			During the Period*
	Beginning	Ending	December 1, 2008
	Account Value	Account Value	Through
	December 1, 2008	May 31, 2009	May 31, 2009
	————————	—————————	—————————
Actual	$1,000.00	$1,198.40	$5.48
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.95	$5.04

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s Ending Account Value on the first line in the table is based on its actual total return of 19.84% for the six-month period of December 1, 2008 to May 31, 2009.

THE FAIRHOLME FUND

	SCHEDULE OF INVESTMENTS
	May 31, 2009 (Unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 70.1%
	AEROSPACE & DEFENSE — 10.4%
2,078,100	General Dynamics Corp.	$ 118,243,890
4,863,000	Northrop Grumman Corp.	231,576,060
18,808,600	Spirit Aerosystems Holdings, Inc., Class A (a)	258,618,250
5,327,800	The Boeing Co.	238,951,830
		847,390,030
	COMMERCIAL SERVICES &
	SUPPLIES — 4.4%
46,371,900	Hertz Global Holdings, Inc. (a)(b)	317,647,515
8,197,518	United Rentals, Inc. (a)(b)	38,938,211
		356,585,726
	CONSUMER FINANCE — 6.8%
5,882,750	American Express Co.	146,186,338
31,814,670	AmeriCredit Corp. (a)(b)(c)	404,364,456
		550,550,794
	DIVERSIFIED HOLDING
	COMPANIES — 3.0%
11,893,274	Leucadia National Corp. (a)	248,331,561

	MANAGED HEALTH CARE — 11.1%
7,793,900	Humana, Inc. (a)	244,182,887
8,642,400	UnitedHealth Group, Inc.	229,887,840
4,218,200	WellCare Health Plans, Inc. (a)(b)	80,145,800
7,430,900	WellPoint, Inc. (a)	346,057,013
		900,273,540
	PHARMACEUTICALS — 18.9%
15,888,800	Forest Laboratories, Inc. (a)(b)	376,405,672
76,483,000	Pfizer, Inc.	1,161,776,770
		1,538,182,442

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

	SCHEDULE OF INVESTMENTS (Continued)
	May 31, 2009 (Unaudited)
Shares		Value
	REAL ESTATE MANAGEMENT &
	DEVELOPMENT — 6.7%
21,360,902	The St. Joe Co. (a)(b)	$ 545,557,437
	RETAIL DEPARTMENT STORES — 8.8%
12,514,971	Sears Holdings Corp. (a)(b)	711,476,101

TOTAL DOMESTIC EQUITY SECURITIES
(COST $6,711,155,287)		5,698,347,631
	FOREIGN EQUITY SECURITIES — 3.4%
	AUSTRALIA — 1.1%
	METALS & MINING — 1.1%
42,452,337	Fortescue Metals Group Ltd. (a)	89,079,867
	CANADA — 2.3%
	OIL & GAS DRILLING — 2.3%
12,104,100	Ensign Energy Services, Inc. (b)	184,153,058
	UNITED KINGDOM — 0.0%
	DIVERSIFIED FINANCIAL
	SERVICES — 0.0%
4,325,926	JZ Capital Partners Ltd.	3,006,543

TOTAL FOREIGN EQUITY SECURITIES
(COST $364,140,539)		276,239,468
	FOREIGN RIGHTS — 0.0%
	UNITED KINGDOM — 0.0%
	DIVERSIFIED FINANCIAL
	SERVICES — 0.0%
10,093,827	JZ Capital Partners Ltd., expire 06/16/09 (a)(d)	0

TOTAL FOREIGN RIGHTS
(COST $0)		0

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

	SCHEDULE OF INVESTMENTS (Continued)
	May 31, 2009 (Unaudited)

Principal		Value
	ASSET BACKED SECURITIES — 1.4%
	CONSUMER FINANCE — 1.4%
$50,645,000	AmeriCredit Automobile Receivables Trust
	10.750%, 04/06/2015 (e)(f)	$45,960,337
72,581,000	13.150%, 04/06/2015 (e)(f)	68,951,950

TOTAL ASSET BACKED SECURITIES
(COST $114,411,951)		114,912,287
	DOMESTIC CORPORATE BONDS — 6.1%
	COMMERCIAL SERVICES &
	SUPPLIES — 5.6%
253,975,000	The Hertz Corp. 8.875%, 01/01/2014 (b)	231,117,250
15,100,000	United Rental, Inc. 6.500%, 02/15/2012 (b)	14,118,500
260,586,000	United Rental, Inc. 7.750%, 11/15/2013 (b)	212,377,590
		457,613,340
	CONSUMER FINANCE — 0.5%
43,644,000	AmeriCredit Corp. 8.500%, 07/01/2015 (b)(c)(d)	41,461,800

TOTAL DOMESTIC CORPORATE BONDS
(COST $435,452,536)		499,075,140
FLOATING RATE LOAN INTERESTS — 0.4%
	MEDIA/BROADCASTING — 0.4%

60,964,691	Spanish Broadcasting System, Inc.
	Tranche B Loan
	2.970%, 06/10/2012 (d)(e)(g)	33,530,580

TOTAL FLOATING RATE LOAN INTERESTS
(COST $26,621,419)		33,530,580

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

	SCHEDULE OF INVESTMENTS (Continued)
	May 31, 2009 (Unaudited)

Principal		Value
U.S. GOVERNMENT OBLIGATIONS — 15.0%
$ 100,000,000	T-Bill 0.158%, 06/04/2009 (h)	$ 99,998,437
100,000,000	T-Bill 0.135%, 06/11/2009 (h)	99,994,750
88,000,000	T-Bill 0.055%, 06/18/2009 (h)	87,994,947
93,000,000	T-Bill 0.102%, 06/25/2009 (h)	92,989,340
100,000,000	T-Bill 0.150%, 07/02/2009 (h)	99,982,606
90,000,000	T-Bill 0.084%, 07/09/2009 (h)	89,987,544
100,000,000	T-Bill 0.151%, 07/16/2009 (h)	99,980,937
100,000,000	T-Bill 0.104%, 07/23/2009 (h)	99,982,306
100,000,000	T-Bill 0.111%, 07/30/2009 (h)	99,979,200
100,000,000	T-Bill 0.079%, 08/06/2009 (h)	99,975,200
100,000,000	T-Bill 0.160%, 08/13/2009 (h)	99,974,200
100,000,000	T-Bill 0.145%, 08/20/2009 (h)	99,970,700
50,000,000	T-Bill 0.158%, 08/27/2009 (h)	49,983,700

TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $1,220,781,748)		1,220,793,867

Shares
	MONEY MARKET FUNDS — 2.2%
174,178,920	Dreyfus Treasury Prime
	Cash Management, 0.03% (i)	174,178,920
1,000,000	Fidelity Institutional Money Market Funds –
	Treasury Only Portfolio, 0.17% (i)	1,000,000
TOTAL MONEY MARKET FUNDS
(COST $175,178,920)		175,178,920
MISCELLANEOUS INVESTMENTS — 1.3% (j)
	(COST $98,832,328)	102,524,256
TOTAL INVESTMENTS — 99.9% (COST $9,146,574,728)		8,120,602,149
	OTHER ASSETS IN EXCESS
	OF LIABILITIES — 0.1%	5,338,492
TOTAL NET ASSETS — 100.0%		$8,125,940,641

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2009 (Unaudited)

Percentages are stated as a percent of total net assets.

(a)	Non-income producing security.
(b)	Affiliated Company. See footnote 7.
(c)	Security is treated as an illiquid security according to the Fund’s liquidity guidelines. The market value of these securities totals $445,826,256, which represents 5.49% of total net assets.
(d)

Security fair valued under procedures approved by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. The market value of these securities totals $74,992,380, which represents 0.92% of total net assets.

(e)

Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Such security is treated as a illiquid security according to the Fund’s liquidity guidelines. The market value of these securities totals $148,442,867, which represents 1.83% of total net assets.

(f)

Restricted and illiquid security under procedures approved by the Board of Directors and according to the Fund’s liquidity guidelines. The market value of these securities totals $114,912,287, which represents 1.41% of total net assets. Information related to these securities is as follows:

05/31/09
Acquisition				Carrying
Principal		Acquisition	Acquisition	Value
Amount	Issuer	Date	Cost	Per Unit
$50,645,000	AmeriCredit Automobile Receivables Trust,
	10.750%, 04/06/2015	11/25/08	$44,166,846	$90.7500
72,581,000	AmeriCredit Automobile Receivables Trust,
	13.150%, 04/06/2015	11/25/08	69,026,679	95.0000

(g)	Variable rate security. The rate shown is as of May 31, 2009.
(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the secu- rity is held to maturity.
(i)	Annualized based on the 1-day yield as of May 31, 2009.
(j)	Represents previously undisclosed securities which the Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES
May 31, 2009 (Unaudited)

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $5,493,071,307)	$ 4,962,838,759
Affiliated Issuers (Cost — $3,653,503,421)	3,157,763,390
———————
Total Investments, at Fair Value
(Cost — $9,146,574,728)	8,120,602,149
Dividends and Interest Receivable	31,371,696
Receivable for Capital Shares Sold	34,364,131
———————
Total Assets	8,186,337,976
———————
Liabilities
Payable for Capital Shares Redeemed	8,452,247
Payable for Investments Purchased	36,362,317
Payable to Custodian	8,958,680
Accrued Management Fees	6,624,091
———————
Total Liabilities	60,397,335
———————
Net Assets
Paid-In Capital	9,627,281,090
Accumulated Undistributed Net Investment Income	69,731,008
Net Accumulated Realized Loss on Investments
and Foreign Currency Related Transactions	(545,098,878)
Net Unrealized Depreciation on Investments	(1,025,972,579)
———————
NET ASSETS	$ 8,125,940,641
———————
Shares of Common Stock Outstanding* ($0.0001 par value)	331,990,660
———————
Net Asset Value, Offering and Redemption Price Per Share
($8,125,940,641 / 331,990,660 shares)	$ 24.48
———————
*400,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (Unaudited)

For the
Six Months Ended
May 31, 2009

Investment Income
Interest — Unaffiliated Issuers	$ 12,625,566
Interest — Affiliated Issuers	37,641,838
Dividends — Unaffiliated Issuers (net of $182,943
in foreign taxes withheld)	57,040,852
Dividends — Affiliated Issuers (net of $249,013
in foreign taxes withheld)	1,499,009
Total Investment Income	108,807,265

Expenses
Management Fees	34,489,020
Other Expenses	125,000
Total Expenses	34,614,020
Net Investment Income	74,193,245

Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Related Transactions
Net Realized Loss on Investments
Unaffiliated Issuers	(423,433,681)
Affiliated Issuers	(112,946,191)
Net Realized Gain on Foreign Currency Related Transactions	15,794
Net Change in Unrealized Appreciation on Investments and
Foreign Currency Related Transactions	1,677,661,056
Net Realized and Unrealized Gain on Investments and
Foreign Currency Related Transactions	1,141,296,978

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,215,490,223

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	May 31, 2009	Fiscal Year Ended
	(Unaudited)	November 30, 2008
CHANGE IN NET ASSETS
From Operations
Net Investment Income	$ 74,193,245	$ 34,311,730
Net Realized Gain (Loss) on Investments and
Foreign Currency Related Transactions	(536,364,078)	133,265,240
Net Change in Unrealized Appreciation
(Depreciation) on Investments and
Foreign Currency Related Transactions	1,677,661,056	(3,571,886,756)
Net Increase (Decrease) in Net Assets
from Operations	1,215,490,223	(3,404,309,786)
From Dividends and Distributions to Shareholders
Net Investment Income	(33,453,214)	(43,545,867)
Net Realized Capital Gains from
Investment Transactions	(137,548,911)	(98,314,749)

Net Decrease in Net Assets from Dividends
and Distributions	(171,002,125)	(141,860,616)
From Capital Share Transactions
Proceeds from Sale of Shares	1,856,995,209	5,800,468,916
Shares Issued in Reinvestment of Dividends	158,280,356	134,547,239
Redemption Fees	1,503,551	2,928,398
Cost of Shares Redeemed	(1,631,465,570)	(2,158,644,498)

Net Increase in Net Assets from
Shareholder Activity	385,313,546	3,779,300,055
NET ASSETS
Net Increase in Net Assets	1,429,801,644	233,129,653
Net Assets at Beginning of Period/Year	6,696,138,997	6,463,009,344

Net Assets at End of Period/Year	$ 8,125,940,641	$ 6,696,138,997

Accumulated Undistributed Net
Investment Income	$ 69,731,008	$ 28,988,917
SHARES TRANSACTIONS
Issued	88,261,859	195,768,760
Reinvested	7,494,335	4,300,008
Redeemed	(83,365,587)	(80,548,048)

Net Increase in Shares	12,390,607	119,520,720
Shares Outstanding at Beginning of Period/Year	319,600,053	200,079,333

Shares Outstanding at End of Period/Year	331,990,660	319,600,053

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
				FINANCIAL HIGHLIGHTS

	For the Six	For the	For the	For the	For the	For the
	Months Ended	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	May 31, 2009	Ended	Ended	Ended	Ended	Ended
	(Unaudited)	Nov. 30, 2008	Nov. 30, 2007	Nov. 30, 2006	Nov. 30, 2005	Nov. 30, 2004

NET ASSET VALUE,
BEGINNING OF
PERIOD/YEAR	$20.95	$32.30	$29.40	$25.45	$22.36	$18.08

Investment Operations
Net Investment Income	0.23(1)	0.13(1)	0.26(1)	0.31(1)	0.38(1)	0.01
Net Realized and
Unrealized Gain/
(Loss) on Investments	3.84	(10.78)	3.05	4.34	3.31	4.28
Total from
Investment
Operations	4.07	(10.65)	3.31	4.65	3.69	4.29
Dividends and Distributions
From Net Investment
Income	(0.11)	(0.22)	(0.24)	(0.22)	(0.07)	—
From Realized
Capital Gains	(0.43)	(0.48)	(0.17)	(0.48)	(0.53)	(0.01)
Total Distributions	(0.54)	(0.70)	(0.41)	(0.70)	(0.60)	(0.01)
NET ASSET VALUE,
END OF PERIOD/YEAR	$24.48	$20.95	$32.30	$29.40	$25.45	$22.36
TOTAL RETURN	19.84%(2)	(33.69)%	11.42%	18.71%	16.84%	23.71%
Ratios/Supplemental Data
Net Assets, End
of Period/Year
(in 000’s)	$8,125,941	$6,696,139	$6,463,009	$3,701,457	$1,440,868	$235,018
Ratio of Expenses to
Average Net Assets:
Before Expenses
Reimbursed	1.00%(3)	1.01%(4)	1.00%	1.00%	1.00%	1.00%
After Expenses
Reimbursed	1.00%(3)	1.01%(4)	1.00%	1.00%(5)	1.00%	1.00%
Ratio of Net Investment
Income to Average
Net Assets	2.15%(3)	0.44%	0.85%	1.12%	1.55%	0.05%
Portfolio Turnover Rate	19.33%(2)	81.35%	14.10%	20.27%	37.36%	23.33%

(1)  Based on average shares outstanding.
(2)  Not Annualized.
(3)  Annualized.
(4)  0.01% is attributable to shareholder meeting expenses borne by the Fund outside of the normal 1.00% management fee.
(5) Expenses reimbursed represent less than 0.01%.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2009 (Unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 400,000,000 shares of common stock at $.0001 par value. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series. 400,000,000 shares of one series have been allocated, which shares constitute the interests in the Fund, a non-diversified fund. The Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances the Fund seeks to achieve the Fund’s investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fund’s assets invested in each type of asset class will vary from time to time based upon the Manager’s assessment of general market and economic conditions. The Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, rights and warrants to subscribe for the purchase of equity securities and depository receipts. The Fund invests in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fund invests include U.S. corporate debt securities, non-U.S. corporate debt securities, U.S. government and agency debt securities, short-term debt obligations of foreign governments and foreign money-market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fund invests in fixed-income securities without regard to maturity or the rating of the issuer of the security. “Special situation” investments may include either equity or fixed income investments such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Fairholme Capital Management, L.L.C. (the “Manager”) serves as investment adviser to the Fund.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are generally valued at the last quoted sale price

THE FAIRHOLME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2009 (Unaudited)

or using such other valuation methods that the Manager believes would provide a more accurate indication of fair value. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Manager determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Manager, in conformity with guidelines adopted by and subject to review of the Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Manager believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities in addition to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Manager, subject to review of the Directors. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or long-term securities which are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value.

Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels of the fair value hierarchy under SFAS 157 listed below:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

THE FAIRHOLME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Market Value) Assets
Level 1 - Quoted Prices	$6,164,483,954
Level 2 - Other Significant Observable Inputs*	1,956,118,195
Total	$8,120,602,149

* Includes $1,220,793,867 of U.S. Treasury Bills.

There were no Level 3 investments held at May 31, 2009 or November 30, 2008.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Fund’s financial statement disclosures.

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

Dividends and Distributions: The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

THE FAIRHOLME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2009 (Unaudited)

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of both contingent assets and liabilities, at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the constant yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to the Investment Management Agreement, the Company pays a management fee to the Manager for its provision of investment advisory and operating services to the Company. The management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all Fund expenses including, but are not limited to, expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies, except for commissions and other brokerage fees, taxes, interest, litigation expenses, acquired fund fees and related expenses, and other extraordinary expenses. The Fund paid commissions, other brokerage fees, and security registration expenses during the period. The Manager earned $34,489,020 for their services during the six months ended May 31, 2009. Certain Directors and Officers of the Fund are also Members and Officers of the Manager or its affiliates.

THE FAIRHOLME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2009 (Unaudited)

Note 4. Investments

For the six months ended May 31, 2009, purchases and sales of investment securities, other than short-term investments, aggregated $1,184,044,565, and $1,753,216,730, respectively.

Note 5. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2009 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$9,159,814,688	$321,412,280	$(1,360,624,819)	$(1,039,212,539)

The difference between book basis and tax basis net unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore, the components of distributable earnings on a tax basis will be included in the Annual Report dated November 30, 2009.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions paid by the Fund was as follows:

	For the Six Months Ended May 31, 2009 (Unaudited)	For the Fiscal Year Ended November 30, 2008
Distributions paid from:
Ordinary Income	$33,453,214	$43,541,824
Short-Term Capital Gain	—	48,406,084
Long-Term Capital Gain	137,548,911	49,912,708
	$171,002,125	$141,860,616

THE FAIRHOLME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2009 (Unaudited)

In regards to FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an ongoing analysis of tax laws, regulations, and interpretations thereof.

Note 7. Transactions in Shares of Affiliates*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Fund as of May 31, 2009 amounted to $3,157,763,390 representing 38.86% of net assests. Transactions in the Fund during the six months ended May 31, 2009 in which the issuer was an “affiliated person” are as follows:

THE FAIRHOLME FUND
	NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2009 (Unaudited)

	November 30, 2008		Gross Additions		Gross Deductions
	Shares/		Shares/		Shares/
	Par Value	Cost	Par Value	Cost	Par Value
AmeriCredit Corp.(a)	16,692,000	$ 199,228,670	15,122,670	$ 86,437,475	—
Ensign Energy Services, Inc.	11,614,700	202,076,265	489,400	4,538,655	—
Forest Laboratories, Inc.	16,556,100	546,918,488	100,000	2,127,110	767,300
Hertz Global Holdings, Inc.	18,630,100	127,456,844	27,741,800	154,272,069	—
Mueller Water Products - Class B(b)	6,985,900	99,122,823	—	—	6,985,900
Sears Holdings Corp.	11,239,671	1,056,090,389	1,579,900	60,239,378	304,600
The St. Joe Co.	9,654,700	310,621,238	12,153,702	261,327,804	447,500
United Rental, Inc.	8,291,818	144,230,328	—	—	94,300
WellCare Health Plans, Inc.	4,145,200	146,541,372	73,000	965,183	—
AmeriCredit Corp. 8.500%, 07/01/15(a)	$152,024,000	119,569,020	$ —	—	$108,380,000
Sears Roebuck Acceptance Corp. 6.250%, 05/01/09(b)	$ 5,000,000	4,756,825	$ —	—	$ 5,000,000
Sears Roebuck Acceptance Corp. 6.700%, 04/15/12(b)	$ —	—	$ 6,000,000	3,930,000	$ 6,000,000
The Hertz Corp. 8.875%, 01/01/14	$161,075,000	120,406,979	$ 92,900,000	52,058,079	$ —
United Rental, Inc. 6.500%, 02/15/12	$ 15,100,000	11,192,125	$ —	—	$ —
United Rental, Inc. 7.750%, 11/15/13	$248,686,000	205,672,726	$ 11,900,000	6,796,695	$ —
WellCare Traunche Loan 5.500%, 05/13/09(b)	$ 98,964,870	95,908,576	$ 11,299,555	10,038,814	$110,264,425
Total		$3,389,792,668		$ 642,731,262

*	As a result of the Fund’s beneficial ownership of the voting stock of these companies, it may be deemed that the Fund is an affiliate of the respective issuers, as required by the 1940 Act.
(a)	Company is considered an “affiliated company” due to Bruce R. Berkowitz being a member of the company’s Board of Directors.
(b)	Security is no longer held in the portfolio at May 31, 2009.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2009 (Unaudited)

	Gross
	Deductions	May 31, 2009
		Shares/			Realized	Investment
	Cost	Par Value	Cost	Fair Value	Gain (Loss)	Income
AmeriCredit Corp. (a)	$ —	31,814,670	$ 285,666,145	$ 404,364,456	$ —	$ —
Ensign Energy Services, Inc.	—	12,104,100	206,614,920	184,153,058	—	1,411,072
Forest Laboratories, Inc.	27,877,297	15,888,800	521,168,301	376,405,672	(10,757,562)	—
Hertz Global Holdings, Inc.	—	46,371,900	281,728,913	317,647,515	—	—
Mueller Water Products - Class B(b)	99,122,823	—	—	—	(76,661,655)	87,938
Sears Holdings Corp.	45,543,248	12,514,971	1,070,786,519	711,476,101	(27,122,551)	—
The St. Joe Co.	9,810,025	21,360,902	562,139,017	545,557,437	2,202,967	—
United Rental, Inc.	1,789,813	8,197,518	142,440,515	38,938,211	(994,256)	—
WellCare Health Plans, Inc.	—	4,218,200	147,506,555	80,145,800	—	—
AmeriCredit Corp. 8.500%, 07/01/15(a)	86,437,475	$ 43,644,000	33,717,043	41,461,800	—	2,702,113
Sears Roebuck Acceptance Corp. 6.250%, 05/01/09(b)	4,756,825	$ —	—	—	—	366,620
Sears Roebuck Acceptance Corp. 6.700%, 04/15/12(b)	3,930,000	$ —	—	—	381,112	67,411
The Hertz Corp. 8.875%, 01/01/14	—	$253,975,000	174,373,993	231,117,250	—	15,092,231
United Rental, Inc. 6.500%, 02/15/12	—	$ 15,100,000	11,676,671	14,118,500	—	685,040
United Rental, Inc. 7.750%, 11/15/13	—	$260,586,000	215,684,829	212,377,590	—	13,412,518
Wellcare Traunche Loan 5.500%, 05/13/09(b)	105,947,390	$ —	—	—	5,754	5,315,904
	$385,214,896		$3,653,503,421	$3,157,763,390	$(112,946,191)	$39,140,847

THE FAIRHOLME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2009 (Unaudited)

Note 8. Indemnifications

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provided general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through July 23, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE FAIRHOLME FUND
ADDITIONAL INFORMATION
May 31, 2009

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the Bylaws of the Company and review by the Board. The Directors, including those Directors who are also officers of the Company, are listed below.

	Position(s)		Principal	Funds	Other
	Held	Term of Office	Occupation(s)	Overseen	Directorships
Name, Age	with the	& Length of	During Past	by	Held by
& Address†	Company	Time Served**	5 Years	Director	Director
Interested Directors and Officers

Bruce R. Berkowitz*	Director,	Mr. Berkowitz has	Managing Member,	1	Director, White
Age 50	President	served as a Director	Fairholme Capital		Mountains Insurance
		of the Company since	Management, LLC, a		Group, Ltd.; Director,
		its inception on	registered investment		AmeriCredit Corp.
		December 29, 1999.	adviser, since
October 1997.

Cesar L. Alvarez, Esq.*	Director	Mr. Alvarez has	Chief Executive	1	Chairman, Board of
Age 61		served as a Director	Officer of Greenberg		Directors, Mednax
		of the Company	Traurig, P.A.		Medical Group, Inc.;
		since May 19, 2008.	since 1997.		Co-Leading Director,
Watsco, Inc.; Director,
Intrexon Corporation;
Director, Texpack Inc.

Charles M. Fernandez*	Director,	Mr. Fernandez has	President, Fairholme	1	Director, Lakeview
Age 47	Vice	served as a Director	Capital Management,		Health Systems, LLC;
	President	and a Vice President	LLC since November		Director, Miami
		of the Company since	2008; Chief Operating		Children’s Hospital
		November 5, 2008.	Officer, Fairholme		Foundation
Capital Management
LLC from 2007 to
2008; President,
Lakeview Health
Systems LLC from
2003 to 2007.

  † Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.
  * Mssrs. Berkowitz, Fernandez and Alvarez are each an interested person, as defined in the 1940 Act, of the Company because of their affiliation with the Manager.
** Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.

THE FAIRHOLME FUND
ADDITIONAL INFORMATION (Continued)
May 31, 2009

Board of Directors (unaudited)

	Position(s)		Principal	Funds	Other
	Held	Term of Office	Occupation(s)	Overseen	Directorships
Name, Age	with the	& Length of	During Past	by	Held by
& Address†	Company	Time Served**	5 Years	Director	Director

Independent Directors^

Terry L. Baxter	Independent	Mr. Baxter has served	Retired.	1	Director, Main Street
Age 63	Director	as a Director of the			American Group
Company since May
19, 2008.

Howard S. Frank	Independent	Mr. Frank has served	Vice Chairman, Chief	1	Director, Steamship
Age 68	Director	as a Director of the	Operating Officer, and		Mutual Trust; Vice
		Company since	Director, Carnival		Chairman, New World
		May 7, 2007.	Corporation & plc.		Symphony

Avivith Oppenheim, Esq.	Independent	Ms. Oppenheim has	Attorney-at-Law.	1	None
Age 58	Director	served as a Director
of the Company
since its inception on
December 29, 1999.

Leigh Walters, Esq.	Independent	Mr. Walters has	Vice-President and	1	Director, Valcor
Age 63	Director	served as a Director	Director, Valcor		Engineering
		of the Company	Engineering		Corporation
		since its inception on	Corporation.
		December 29, 1999.	Attorney-at-Law.

† Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.
^ Directors who are not “interested persons” of the Company as defined under the 1940 Act.
** Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.

THE FAIRHOLME FUND
ADDITIONAL INFORMATION (Continued)
May 31, 2009

Board of Directors (unaudited)
Additional Officers of the Company
Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served*
Tim Biedrzycki	Treasurer and Secretary	Mr. Biedrzycki has served as the Treasurer of the
Age 60		Company since November 2008, and has served as
83 General Warren Blvd.		Secretary of the Company since April 2009.
Malvern, PA 19355
Kathryn S. Battistella	Chief Compliance	Ms. Battistella has served as Chief Compliance Officer
Age 36	Officer	since January 2009 and previously served in the position
from May 2006 to July 2008.

† Unless otherwise indicated, the address of each Officer of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.
* Each officer serves for an annual term and until his or her successor is elected and qualified.

THE FAIRHOLME FUND
ADDITIONAL INFORMATION (Continued)
May 31, 2009

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. These policies, procedures and records for the twelve month period ended June 30, 2008 are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o PNC Global Investment Servicing (U.S.), Inc., P.O. Box 9692, Providence, RI, 02940, by calling shareholderservicestollfreeat 1-866-202-2263, or by visiting the Company’s website at www.fairholmefunds.com. The Company’s proxy voting policies, procedures, and records may also be obtained by visiting the Securities and Exchange Commission (“SEC”) “website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Fairholme Fund files Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fairholme Fund Forms N-Q will be available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

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Board of Directors
CESAR L. ALVAREZ, ESQ.
TERRY L. BAXTER
BRUCE R. BERKOWITZ
CHARLES M. FERNANDEZ
HOWARD S. FRANK
AVIVITH OPPENHEIM, ESQ.
LEIGH WALTERS, ESQ.

Officers
BRUCE R. BERKOWITZ, PRESIDENT
CHARLES M. FERNANDEZ, VICE PRESIDENT
TIMOTHY K. BIEDRZYCKI, TREASURER AND SECRETARY
KATHRYN S. BATTISTELLA, CHIEF COMPLIANCE OFFICER

Investment Manager
FAIRHOLME CAPITAL MANAGEMENT, L.L.C.
4400 BISCAYNE BLVD.
MIAMI, FL 33137
305-358-3000

Dividend Paying Agent
Transfer Agent
PNC GLOBAL INVESTMENT SERVICING (U.S.), INC.
760 MOORE ROAD
KING OF PRUSSIA, PA 19406

Custodian
PFPC TRUST COMPANY
(WHICH WILL BE RENAMED PNC TRUST COMPANY EFFECTIVE JUNE 7, 2010)
301 BELLEVUE PARKWAY
WILMINGTON, DE 19809

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
1700 MARKET STREET
PHILADELPHIA, PA 19103

Legal Counsel
SEWARD & KISSEL, LLP
1200 G STREET, NW
WASHINGTON, DC 20005

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FAIRHOLME FUND. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUND ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-
Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable to open-end investment companies.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 29, 2009

By (Signature and Title)*	/s/ Timothy K. Biedrzycki
Timothy K. Biedrzycki, Treasurer
(principal financial officer)

Date July 29, 2009

*	Print the name and title of each signing officer under his or her signature.